Lease Liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Lease liabilities [abstract]
Schedule of Operating Lease Liabilities

	Three months ended March 31, 2020	Year ended December 31, 2019
	$	$
Balance – beginning of period	903	1,522
Interest paid as charged to comprehensive income (loss) as other finance costs	(11)	(66)
Payment against lease liabilities	(158)	(614)
Modification of lease liability	(367)	—
Impact of foreign exchange rate changes	(7)	61

Balance – end of period	360	903
Current lease liabilities	216	648
Non-current lease liabilities	144	255